Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges				$ 1,917	$ 363
Fair Value Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	$ 593	$ 271	$ 1,053